GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost	$ 14,133	$ 14,133
Accumulated Amortization	(4,113)	(1,608)
Intangible Assets, Net	10,020	12,525
Trademark
Finite-Lived Intangible Assets [Line Items]
Cost	795	795
Accumulated Amortization	(302)	(104)
Intangible Assets, Net	493	691
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	6,161	6,161
Accumulated Amortization	(1,757)	(604)
Intangible Assets, Net	4,404	5,557
Customer relationship - Warranty
Finite-Lived Intangible Assets [Line Items]
Cost	201	201
Accumulated Amortization	(115)	(40)
Intangible Assets, Net	86	161
Customer relationship - Rental
Finite-Lived Intangible Assets [Line Items]
Cost	2,102	2,102
Accumulated Amortization	(600)	(206)
Intangible Assets, Net	1,502	1,896
Customer relationship - Distribution
Finite-Lived Intangible Assets [Line Items]
Cost	4,578	4,578
Accumulated Amortization	(1,043)	(358)
Intangible Assets, Net	3,535	4,220
Backlog
Finite-Lived Intangible Assets [Line Items]
Cost	296	296
Accumulated Amortization	(296)	(296)
Intangible Assets, Net	$ 0	$ 0